Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RM Opportunity Trust
Entity Central Index Key	0001936117
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000238089
Shareholder Report [Line Items]
Fund Name	RM Greyhawk Fund
Trading Symbol	HAWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RM Greyhawk Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://greyhawkfund.com/#arrow. You can also request this information by contacting us at 1-833-907-0744.
Additional Information Phone Number	1-833-907-0744
Additional Information Website	https://greyhawkfund.com/#arrow
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RM Greyhawk Fund	$301	2.92%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 27, 2022)
RM Greyhawk Fund	6.04%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 33,634,262	$ 33,634,262
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 591,554
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,634,262 Number of Portfolio Holdings9 Advisory Fee $591,554 Portfolio Turnover222%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	5.1%
Open End Funds	94.9%

Updated Prospectus Web Address	https://greyhawkfund.com/#arrow